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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended      September 30, 2009
                                                -------------------------

Check here if Amendment [_];  Amendment Number:  _____
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GENERAL ATLANTIC LLC
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Address:     3 Pickwick Plaza
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             Greenwich, CT 06830
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Form 13F File Number:    028-03473
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas J. Murphy
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Title:       Chief Financial Officer
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Phone:       (203) 629-8600
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Signature, Place, and Date of Signing:


   /s/ Thomas J. Murphy              Greenwich, CT           November 13, 2009
----------------------------    ----------------------     ---------------------
        [Signature]                  [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                          0
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Form 13F Information Table Entry Total:                    10
                                                ------------------

Form 13F Information Table Value Total:            $3,025,244
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                                                   (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            NONE







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
                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2   COLUMN 3    COLUMN 4         COLUMN 5           COLUMN 6   COLUMN 7             COLUMN 8
--------------------  --------  ----------   --------   ----------------------  ----------  -------- -------------------------------
                       TITLE                   VALUE      SHRS OR      SH/  PUT/  INVESTMENT  OTHER           VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS    CUSIP      (X$1000)     PRN AMT      PRN  CALL  DISCRETION  MANAGERS  SOLE        SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
DICE HOLDINGS         COM       253017107     148,258     22,600,310   SH         SOLE                 22,600,310
-----------------------------------------------------------------------------------------------------------------------------------
EMDEON, INC           COM       29084T104     755,977     49,121,313   SH         SOLE                 49,121,313
-----------------------------------------------------------------------------------------------------------------------------------
GENPACT               COM       G3922B107   1,314,042    106,832,699   SH       OTHER(1)                           106,832,699
-----------------------------------------------------------------------------------------------------------------------------------
IHS INC               COM       451734107      81,062      1,585,409   SH         SOLE                 1,585,409
-----------------------------------------------------------------------------------------------------------------------------------
MERCADOLIBRE          COM       58733R102     151,384      3,936,140   SH         SOLE                 3,936,140
-----------------------------------------------------------------------------------------------------------------------------------
NET1 UEPS
TECHNOLOGIES, INC     COM       64107N206     134,335      6,409,091   SH         SOLE                 6,409,091
-----------------------------------------------------------------------------------------------------------------------------------
PATNI COMPUTER
SYSTEMS               ADR       703248203     186,497     10,080,933   SH         SOLE                 10,080,933
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RISKMETRICS
GROUP INC             COM       767735103     179,334     12,266,332   SH         SOLE                 12,266,332
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VIMICRO CORPORATION   ADR       92718N109       5,463      1,500,934   SH         SOLE                 1,500,934
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WUXI                  ADR       929352102      68,892      5,774,676   SH         SOLE                 5,774,676
-----------------------------------------------------------------------------------------------------------------------------------

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(1)  General Atlantic LLC ("General  Atlantic") hereby advises that it may be deemed to share investment  discretion for purposes of Rule 13f-1(b) of the Securities  Exchange Act of 1934 with respect to Genpact Ltd. common shares which are co-owned by an investment  group  affiliated with General  Atlantic and another  investment group through their shared ownership of Genpact
     Investment Co. (Bermuda) Limited (f/k/a Genpact Investment Co. (Lux) SICAR S.a.r.l.).


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